Accounts receivable - Summary of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	$ (138,190)
Changes in allowance account for credit losses of financial assets [abstract]
Balance at end of period	(88,656)	$ (138,190)
Accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	(13,557)
Changes in allowance account for credit losses of financial assets [abstract]
Balance at end of period	(7,436)	(13,557)
Expected Credit Losses | Accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	1,181	1,095
Changes in allowance account for credit losses of financial assets [abstract]
Increase	114	1,311
Reversals	(637)	(1,097)
Write-off	(213)	(226)
Currency translation adjustments	(51)	98
Balance at end of period	$ 394	$ 1,181